Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

17.Subsequent Events

On February 16, 2012, the Company declared a quarterly dividend of $0.30 per share, which amounted to $4,897,800, with respect to the fourth quarter of 2011, paid on March 2, 2012 to shareholders of record as of the close of business on February 27, 2012.